Income Taxes	6 Months Ended
Apr. 30, 2026
Income Taxes [Abstract]
Income Taxes
NOTE 15: INCOME TAXES
Income Tax Adjustment on the Gain on Sale of Schwab Shares
In the current quarter, the Bank revised its estimate of

taxes owed on the gain from its disposition

of Schwab shares in the prior year. The revision reflects

the
Bank's most recent tax filings and includes

previously inestimable information.

The revision reduced the Bank's provision

for income taxes by $
288

million.
Other Tax Matters
The Canada Revenue Agency (CRA), Revenu

Québec Agency (RQA) and Alberta

Tax and Revenue Administration (ATRA) are denying certain dividend and interest deductions claimed by the Bank.

As at April 30, 2026, the CRA has reassessed

the Bank for $
1,676

million for the years 2011 to 2020, the RQA has
reassessed the Bank for $ 52

million for the years 2011 to 2019, and the ATRA has reassessed the Bank for $
71

million for the years 2011 to 2020. In total, the
Bank has been reassessed for $ 1,799

million of income tax and interest. The Bank

expects to continue to be reassessed

for open years. The Bank is of the view
that its tax filing positions were appropriate

and filed a Notice of Appeal with the

Tax Court of Canada on March 21, 2023.